Leases - Narrative (Details) - Revelyst Business - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
Renewal term, up to (in years)	5 years	5 years
ROU asset impairment		$ 3,116	$ 1,085
GEAR Up restructuring costs
Lessee, Lease, Description [Line Items]
ROU asset impairment	$ 1,612